Provisions, income tax liabilities and other liabilities - Reconciliation of Net Amount Recognized in Respect of Pension and Other Post-employment Benefit Plans (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses/(gains) due to changes in financial assumptions		€ 686	€ (267)	[1]	€ (336)	[1]
Pre-funded pension obligations		408	177		155
Obligations provided for		6,430	6,998		7,125		€ 6,652
Provision, decrease in plan amendments in respect of lump-sum retirement benefits	€ 231
UK
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses/(gains) due to changes in demographic assumptions		(125)	14		(63)
Actuarial losses/(gains) due to changes in financial assumptions		(77)	442		438
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses) (d)		237	(115)		(133)
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period		3,099	3,444
Current service cost		227	221		205
Interest (income)/cost		42	55		78
Plan amendments, curtailments or settlements not specified in the terms of the plan		5	(199)		(148)
Administration costs and taxes paid during the period		(7)	(14)		(7)
Contributions from plan members		6	7		6
Net obligation		2,524	3,098		3,443
Pre-funded pension obligations		408	177		155
Expense recognized directly in profit or loss		276	84		136
End of period		2,539	3,099		3,444
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses) (d)		(685)	266		331
Expense/(gain) for the period		(409)	350		467
Pensions and other post-employment benefits | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period		25	130
Current service cost		0	0		0
Contributions from plan members		0	0		0
Pre-funded pension obligations		220
Expense recognized directly in profit or loss		6	5		0
End of period		(215)	25		130
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses) (d)		(236)	115		133
Pensions and other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	11,824	12,456	13,094		11,824
Current service cost		227	221		205
Interest (income)/cost		148	192		289
Actuarial losses/(gains) due to changes in demographic assumptions		(162)	52		(61)
Actuarial losses/(gains) due to changes in financial assumptions		(210)	936		1,431
Actuarial losses/(gains) due to experience adjustments		(120)	(26)		(115)
Plan amendments, curtailments or settlements not specified in the terms of the plan		(4)	(938)		(212)
Plan settlements specified in the terms of the plan		(66)	(75)		(78)
Benefits paid		(503)	(545)		(504)
Changes in scope of consolidation and transfers		(8)	(12)		13
Currency translation differences		417	(443)		302
End of period		12,175	12,456		13,094
Pensions and other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	€ (8,610)	(9,358)	(9,651)		(8,610)
Interest (income)/cost		(106)	(138)		(211)
Plan amendments, curtailments or settlements not specified in the terms of the plan		9	739		64
Plan settlements specified in the terms of the plan		66	75		78
Changes in scope of consolidation and transfers		6	0		0
Currency translation differences		(344)	326		(267)
Difference between actual return and interest income on plan assets		207	696		926
Administration costs and taxes paid during the period		(7)	(14)		(7)
Contributions from plan members		6	6		6
Employer’s contributions		176	490		250
Benefits paid		(458)	(469)		(470)
End of period		(9,651)	(9,358)		(9,651)
Pensions and other post-employment benefits | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period		1	1
End of period		15	1		1
Provisions for pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Obligations provided for		2,947	3,276		3,599		€ 3,291
Provisions for pensions and other post-employment benefits | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Obligations provided for		€ 2,947	€ 3,276		€ 3,599

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.